Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 14—Subsequent Events

Derivative Contracts

For additional information, see Note 5—Financial Instruments.

Bank Credit Facility

For additional information, see Note 6—Debt.

2018 Senior Notes

For additional information, see Note 6—Debt.

Performance Obligations

For additional information, see Note 10—Commitments and Contingencies.

Other Commitments

For additional information, see Note 10—Commitments and Contingencies.